Provision for Income Taxes - Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 6,400,000
Deferred tax assets:
NOL and credit carryforwards	16,340,000	21,328,000
Deferred revenue	1,596,000	2,657,000
Accrued expenses and other	3,295,000	3,386,000
Stock-based compensation	209,000	1,107,000
Total deferred tax assets	21,440,000	28,478,000
Deferred tax liabilities:
Deferred expenses	(3,924,000)	(5,128,000)
Depreciation and amortization	(3,573,000)	(2,972,000)
Total deferred tax liabilities	(7,497,000)	(8,100,000)
Deferred tax assets less tax liabilities	13,943,000	20,378,000
Less: valuation allowance	(13,828,000)	(20,266,000)
Net deferred tax asset	115,000	112,000
Excess stock deductions excluded from deferred tax assets	$ 9,900,000